ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.0%

Aerospace/Defense – 6.4%
BAE Systems PLC (United Kingdom)(a)	12,246	$849,260
Embraer SA (Brazil)(a)(b)	31,860	848,751
Total Aerospace/Defense		1,698,011

Apparel – 1.8%
Hermes International SCA (France)(a)	1,882	482,583

Banks – 20.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	78,204	925,936
Banco Macro SA (Argentina)(a)(b)	16,245	782,684
Grupo Financiero Galicia SA (Argentina)(a)(b)(c)	27,386	696,152
ING Groep NV (Netherlands)(a)	37,419	617,039
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(c)	87,458	894,695
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	50,488	594,244
UBS Group AG (Switzerland)	30,513	937,359
Total Banks		5,448,109

Beverages – 5.3%
Coca-Cola Femsa SAB de CV (Mexico)(a)	6,980	678,456
Fomento Economico Mexicano SAB de CV (Mexico)(a)	5,625	732,769
Total Beverages		1,411,225

Building Materials – 3.2%
Cemex SAB de CV (Mexico)(a)(b)	94,843	854,535

Commercial Services – 6.9%
New Oriental Education & Technology Group, Inc. (China)(a)(b)	12,109	1,051,303
RELX PLC (United Kingdom)(a)	17,586	761,298
Total Commercial Services		1,812,601

Computers – 2.3%
Logitech International SA (Switzerland)(c)	6,765	604,588

Diversified Financial Services – 2.6%
Nomura Holdings, Inc. (Japan)(a)(c)	107,105	687,614

Electric – 3.6%
Companhia Paranaense de Energia (Brazil)(a)	29,789	229,971
Companhia Paranaense de Energia (Brazil)(a)(b)	7,386	49,708
Pampa Energia SA (Argentina)(a)(b)(c)	15,249	657,842
Total Electric		937,521

Electronics – 3.3%
ABB Ltd. (Switzerland)(a)	18,641	864,197

Food Service – 2.0%
Compass Group PLC (United Kingdom)(a)	18,138	533,620

Internet – 4.2%
MercadoLibre, Inc. (Brazil)(b)	409	618,391
Vipshop Holdings Ltd. (China)(a)	30,105	498,238
Total Internet		1,116,629

Mining – 2.5%
Harmony Gold Mining Co. Ltd. (South Africa)(a)	79,695	651,108

Miscellaneous Manufacturing – 2.3%
Siemens AG (Germany)(a)	6,490	619,341

Oil & Gas – 8.3%
Eni SpA (Italy)(a)	14,537	461,114
Petroleo Brasileiro SA (Brazil)(a)	38,796	590,087
YPF SA (Argentina)(a)(b)	57,438	1,137,272
Total Oil & Gas		2,188,473

Pharmaceuticals – 8.6%
Avadel Pharmaceuticals PLC(a)(b)(c)	31,765	536,511
Novo Nordisk A/S (Denmark)(a)	13,488	1,731,859
Total Pharmaceuticals		2,268,370

Semiconductors – 8.0%
ASE Technology Holding Co., Ltd. (Taiwan)(a)	67,301	739,638
NXP Semiconductors NV (China)	2,444	605,550
Tokyo Electron Ltd. (Japan)(a)	5,899	766,472
Total Semiconductors		2,111,660

Software – 2.8%
SAP SE (Germany)(a)	3,791	739,359

Telecommunications – 1.8%
Telefonica Brasil SA (Brazil)(a)	46,170	464,932

Transportation – 2.5%
Tsakos Energy Navigation Ltd. (Greece)	25,601	650,009

Total Common Stocks (Cost $18,307,759)		26,144,485

MONEY MARKET FUNDS – 16.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(d)(e)	4,016,235	4,016,235
Invesco Government & Agency Portfolio - Private Investment Class, 5.25%(d)	276,542	276,542

Total Money Market Funds (Cost $4,292,777)		4,292,777

Total Investments – 115.3% (Cost $22,600,536)		30,437,262
Liabilities in Excess of Other Assets – (15.3%)		(4,033,809)
Net Assets – 100.0%		$26,403,453

PLC - Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,237,339; the aggregate market value of the collateral held by the fund is $4,401,304. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $385,069.
(d)	Rate shown reflects the 7-day yield as of March 31, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,144,485	$-	$-	$26,144,485
Money Market Funds	4,292,777	-	-	4,292,777
Total	$30,437,262	$-	$-	$30,437,262

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	6.4%
Apparel	1.8
Banks	20.6
Beverages	5.3
Building Materials	3.2
Commercial Services	6.9
Computers	2.3
Diversified Financial Services	2.6
Electric	3.6
Electronics	3.3
Food Service	2.0
Internet	4.2
Mining	2.5
Miscellaneous Manufacturing	2.3
Oil & Gas	8.3
Pharmaceuticals	8.6
Semiconductors	8.0
Software	2.8
Telecommunications	1.8
Transportation	2.5
Money Market Funds	16.3
Total Investments	115.3
Liabilities in Excess of Other Assets	(15.3)
Net Assets	100.0%